Nature of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.	Nature of Business

Sugarmade, Inc. (hereinafter referred to as’‘we’’, ’‘us” or “the/our Company’’) is a publicly traded company incorporated in the state of Delaware. Our previous legal name was Diversified Opportunities, Inc. Our Company, Sugarmade, Inc. operates much of its business activities through our subsidiary, SWC Group, Inc., a California corporation (“SWC’’).

Sugarmade, Inc. was founded in 2010. In 2014, CarryOutSupplies.com was acquired by Sugarmade, Inc., creating the Company as it is today. As of the end of the reporting period, September 30, 2019, we were involved in two businesses including the supply of products to the quick service restaurant sub-sector of the restaurant industry and as an importer, distributor and marketer of hydroponic supplies to various agricultural sectors. We had previously been a marketer of culinary seasoning products Seasoning Stix and Sriracha Seasoning Stix and a marketer of tree-free paper products. These products were discontinued during 2018 in order to focus the majority of our corporate resources on the marketing of hydroponic supplies.

The marketplace in which we plan to be mainly engaged is generally referred to as hydroponic agricultural supplies. While some of our customers are engaged in the legal cultivation, processing and/or distribution of cannabis or cannabis containing products, our Company neither sells any products containing cannabis nor do we handle, process, or distribute any products containing cannabis.

Our legacy business operation, CarryOutSupplies.com, is a producer and wholesaler of custom printed and generic supplies servicing more than 2,000 quick service restaurants. Our products include double poly paper cups for cold beverage; disposable, clear, plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, food containers, soup containers, plastic spoons and many other similar products for this market sector. CarryOutSupplies.com was founded in 2009 when the founders gained first-hand experience within the restaurant industry of the difficulty for restaurant owners to acquire custom printed supplies at a reasonable cost. Many quick service restaurants wish to acquire custom printed products, such as those embossed with logos, but the minimum order size for such customization had been cost prohibitive. With that in mind, carry out supplies was founded to provide products to this underserved section of the market. Since that time, the company has become a key supplier to many popular U.S. franchises, particularly in the frozen dessert segments.

During December 2017, the Company entered into a master marketing agreement with BizRight, LLC, a leading marketer and manufacturer of hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers. On April 11, 2018, the same rights under the master marketing agreement were assigned to BZRTH Inc. On February 5, 2019, the Company exercised its option to acquire BZRTH and the transaction had been closed on October 30, 2019. On January 15, 2020, the Company entered into a Rescission and Mutual Release Agreement (“Agreement”) with each of the parties agreeing to rescind the transaction and return all consideration exchanged pursuant to the Stock Exchange Agreement.

In October 2018 and January 2019, the Company had intents to acquire two suppliers or retailers of hydroponic equipment. As of the date of this report, the Company is no longer pursuing these acquisitions.

1. Nature of Business

Sugarmade, Inc. (hereinafter referred to as ’‘we’’, ’‘us” or “the/our Company’’) is a publicly traded company incorporated in the state of Delaware. Our previous legal name was Diversified Opportunities, Inc. Our Company, Sugarmade, Inc. operates much of its business activities through our subsidiary, SWC Group, Inc., a California corporation (“SWC’’).

Sugarmade, Inc. was founded in 2010. In 2014, CarryOutSupplies.com was acquired by Sugarmade, Inc., creating the Company as it is today. As of the end of the reporting period, June 30, 2019, we were involved in two businesses including the supply of products to the quick service restaurant sub-sector of the restaurant industry and as an importer, distributor and marketer of hydroponic supplies to various agricultural sectors. We had previously been a marketer of culinary seasoning products Seasoning Stix and Sriracha Seasoning Stix and a marketer of tree-free paper products. These products were discontinued during 2018 in order to focus the majority of our corporate resources on the marketing of hydroponic supplies.

The marketplace in which we plan to be mainly engaged is generally referred to as hydroponic agricultural supplies. While some of our customers are engaged in the legal cultivation, processing and/or distribution of cannabis or cannabis containing products, our Company neither sells any products containing cannabis nor do we handle, process, or distribute any products containing cannabis.

Our legacy business operation, CarryOutSupplies.com, is a producer and wholesaler of custom printed and generic supplies servicing more than 2,000 quick service restaurants. Our products include double poly paper cups for cold beverage; disposable, clear, plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, food containers, soup containers, plastic spoons and many other similar products for this market sector. CarryOutSupplies.com was founded in 2009 when the founders gained first-hand experience within the restaurant industry of the difficulty for restaurant owners to acquire custom printed supplies at a reasonable cost. Many quick service restaurants wish to acquire custom printed products, such as those embossed with logos, but the minimum order size for such customization had been cost prohibitive. With that in mind, carry out supplies was founded to provide products to this underserved section of the market. Since that time, the company has become a key supplier to many popular U.S. franchises, particularly in the frozen dessert segments.

In December 2017, we announced a Master Marketing Agreement with BizRight, LLC where the Company would market BizRight’s products. The Company also gained an option to acquire all of BizRight’s operations. As of the date of this report, the Company had exercised the option to purchase 100% of BZRTH, the assignee and operating entity of BizRight. See Note 4 below for further details.

During October 2018, the Company signed a Letter of Intent to acquire Sky Unlimited, LLC doing business as Athena United, a Southern California-based, supplier of hydroponic cultivation supplies to the wholesale sector and to large commercial cultivators. Athena United operates its ecommerce website at www.AthenaUnited.com. Under the terms of the Agreement, which contains both binding and non-binding elements, Sugarmade will acquire all of the outstanding capital stock and the business operations for a combination of cash and common shares of Sugarmade. Athena United, and its associated operations, is believed to be one of the larger operators in this market sector and is producing revenues of approximately $40 million per year, is profitable, and cash flow positive. Should the Company be successful in its acquisition efforts, the operation would be integrated under the Sugarmade corporate umbrella with Sugarmade assuming all operations and recognizing all revenues and profits.

During January of 2019, the Company announced its intention to acquire a retail location of Washington State-based Hydro4Less. The operation is expected to produce approximately $5 million in revenues and to be profitable during calendar 2019. Additionally, via the pending transaction, Sugarmade will gain an option to purchase two additional Hydro4Less retail operations, which are currently producing in excess of $20 million annually. Should all three Hydro4Less acquisitions close, Sugarmade will increase its annual revenues by approximately $25 million per year.